Acquisition (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2010 Customer Relationship [Member] SANYO [Member]	Mar. 31, 2010 Trademark [Member] SANYO [Member]	Mar. 31, 2011 Patents and Know-how [Member]	Mar. 31, 2010 Patents and Know-how [Member]	Mar. 31, 2010 Patents and Know-how [Member] SANYO [Member]	Mar. 31, 2010 SANYO [Member]	Dec. 21, 2009 SANYO [Member]
Voting rights and a controlling interest										50.20%
Acquisition-related cost									¥ 5,058
Allowance for doubtful trade notes receivable									73
Allowance for doubtful trade accounts receivable	21,860	24,158							5,319
Allowance for doubtful other short-term receivables									964
Contractual amount of trade notes receivable	78,821	74,028							26,001
Contractual amount of trade accounts receivable	984,938	1,097,230							314,175
Contractual amount of other short-term receivables									23,941
Allowance for doubtful long-term receivables									2,730
Contractual amount of long-term receivables									10,999
Intangible assets subject to amortization	913,416	895,180		52,011	45,451	451,868	439,608	355,490	492,476
Intangible assets weighted-average useful life, years				12	10			10
Accrued warranty costs									4,253
Net sales	8,692,672	7,417,980	7,765,507						399,888
Loss before income taxes	¥ 178,807	¥ (29,315)	¥ (382,634)						¥ 23,352